Summary of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 16,186
Discount	(1,709)
Total	14,477	$ 15,324	$ 39,809
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	4,783
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	5,269
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 6,134